FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through profit or loss [abstract]
Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss
These assets are comprised as follows:

	2020			2019
	Trading assets	Other financial assets mandatorily at fair value through profit or loss	Total	Trading assets	Other financial assets mandatorily at fair value through profit or loss	Total
	£m	£m	£m	£m	£m	£m
Loans and advances to customers	12,765	11,244	24,009	10,422	10,654	21,076
Loans and advances to banks	229	4,238	4,467	513	1,886	2,399
Debt securities:
Government securities	7,574	13,048	20,622	6,791	12,063	18,854
Other public sector securities	—	2,354	2,354	—	2,126	2,126
Bank and building society certificates of deposit	—	4,841	4,841	—	984	984
Asset-backed securities:
Mortgage-backed securities	7	460	467	6	462	468
Other asset-backed securities	4	261	265	17	241	258
Corporate and other debt securities	246	17,888	18,134	233	17,983	18,216
	7,831	38,852	46,683	7,047	33,859	40,906
Equity shares	—	96,449	96,449	—	95,789	95,789
Treasury and other bills	—	18	18	—	19	19
Total	20,825	150,801	171,626	17,982	142,207	160,189